Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund ETF)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.15%